Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment, gross	$ 2,064	$ 338
Less: Accumulated depreciation	(131)	(3)
Total property and equipment, net	$ 1,933	335
Furniture and Fixtures [Member]
Estimated useful lives	P5Y
Property and Equipment, gross	$ 293	338
Computer Equipment [Member]
Estimated useful lives	P3Y
Property and Equipment, gross	$ 199
Leasehold Improvements [Member]
Estimated useful lives	Lesser of useful life or lease term
Property and Equipment, gross	$ 1,572